T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 95.6%			Skyline Champion (1)	614,356	9,633
			Tempur Sealy International (1)	273,600	11,959
Communication Services 2.1%			TRI Pointe Group (1)	1,243,061	10,902
Entertainment 0.6%					42,408
Zynga, Class A (1)	3,552,700	24,336	Internet & Direct Marketing Retail 0.0%
		24,336	A Place for Rover, Acquisition
Media 1.5%			Date: 5/25/18, Cost $155
			(1)(2)(3)	22,774	105
Cable One	34,300	56,389
					105
		56,389
			Multiline Retail 0.9%
Total Communication Services		80,725
			Ollie's Bargain Outlet Holdings
Consumer Discretionary 8.1%			(1)	771,733	35,762
Auto Components 0.6%			Tuesday Morning (1)	2,071,100	1,193
Gentherm (1)	435,162	13,664			36,955
Visteon (1)	196,807	9,443	Specialty Retail 2.6%
		23,107	Aaron's	737,336	16,796
Diversified Consumer Services 0.9%			Burlington Stores (1)	272,200	43,133
API Group (1)	1,270,298	8,892	Five Below (1)	83,500	5,877
API Group, Warrants, 10/10/20	1,127,132	1,307	Michaels (1)	1,768,700	2,865
Bright Horizons Family Solutions			Monro	633,125	27,737
(1)	182,246	18,589	RH(1)	45,661	4,588
ServiceMaster Global Holdings					100,996
(1)	136,500	3,686
			Textiles, Apparel & Luxury Goods 0.1%
Strategic Education	38,300	5,353
			Allbirds, Acquisition Date:
		37,827	10/10/18 - 12/21/18, Cost
Hotels, Restaurants & Leisure 1.9%			$2,915 (1)(2)(3)	265,810	2,535
Chuy's Holdings (1)	470,517	4,738			2,535
Darden Restaurants	74,508	4,058	Total Consumer Discretionary		319,639
Denny's (1)	875,600	6,725	Consumer Staples 5.3%
Drive Shack (1)	1,517,800	2,307	Beverages 1.2%
Dunkin' Brands Group	286,200	15,197
			Boston Beer, Class A (1)	122,946	45,190
Fiesta Restaurant Group (1)	621,853	2,506
OneSpaWorld Holdings	874,505	3,550			45,190
Papa John's International	619,400	33,057	Food & Staples Retailing 0.4%
Red Robin Gourmet Burgers (1)	418,762	3,568	Grocery Outlet Holding (1)	52,900	1,817
		75,706	Performance Food Group (1)	574,713	14,207
Household Durables 1.1%					16,024
Cavco Industries (1)	68,400	9,914	Food Products 3.7%
			BellRing Brands, Class A (1)	320,083	5,457

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Cal-Maine Foods	616,055	27,094	CenterState Bank	901,500	15,533
Collier Creek Holdings (1)	684,360	6,987	Columbia Banking System	321,104	8,606
Nomad Foods (1)	849,312	15,763	CrossFirst Bankshares (1)	738,562	6,204
Post Holdings (1)	327,800	27,198	Dogwood State Bank, Non-
Sanderson Farms	177,600	21,902	Voting Shares, Acquisition
			Date: 5/6/19, Cost $1,511
Simply Good Foods (1)	618,336	11,909	(1)(2)(3)	151,114	1,118
TreeHouse Foods (1)	666,227	29,414	Dogwood State Bank, Voting
		145,724	Shares, Acquisition Date:
			5/6/19, Cost $742 (1)(2)(3)	74,220	549
Total Consumer Staples		206,938	Dogwood State Bank, Warrants,
Energy 1.6%			5/6/24, Acquisition Date:
			5/6/19, Cost $ — (1)(2)(3)	22,533	—
Energy Equipment & Services 0.6%			East West Bancorp	371,300	9,557
Computer Modelling Group			Equity Bancshares, Class A (1)	379,200	6,541
(CAD)	775,600	2,111	FB Financial	599,606	11,824
Dril-Quip (1)	215,200	6,563	First Bancshares	437,732	8,348
Halliburton	928,601	6,361	Grasshopper Bancorp,
Liberty Oilfield Services, Class A	1,805,964	4,858	Acquisition Date: 10/12/18 -
Nextier Oilfield Solutions (1)	2,336,443	2,734	5/2/19, Cost $2,456 (1)(2)(3)	245,627	1,818
		22,627	Grasshopper Bancorp,
			Warrants, 10/12/28,
Oil, Gas & Consumable Fuels 1.0%			Acquisition Date: 10/12/18,
Diamondback Energy	577,500	15,130	Cost $— (1)(2)(3)	47,055	130
Kosmos Energy	591,019	529	Heritage Commerce	1,140,212	8,745
Magnolia Oil & Gas, Class A (1)	2,227,400	8,910	Heritage Financial	499,600	9,992
New Fortress Energy (1)	316,462	3,098	Home BancShares	1,836,990	22,026
Parsley Energy, Class A	522,379	2,993	Independent Bank	67,924	4,372
Seven Generations Energy,			Independent Bank Group	482,817	11,433
Class A (CAD) (1)	1,469,300	1,618	Investors Bancorp	1,317,600	10,528
Venture Global LNG, Series B,			Live Oak Bancshares	556,253	6,936
Acquisition Date: 3/8/18, Cost			Origin Bancorp	533,339	10,800
$577 (1)(2)(3)	191	735	Pacific Premier Bancorp	625,400	11,783
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 -			Pinnacle Financial Partners	584,917	21,958
3/8/18, Cost $8,412 (1)(2)(3)	2,319	8,924	Professional Holding, Class A (1)	123,297	1,967
		41,937	Prosperity Bancshares	328,900	15,869
Total Energy		64,564	Seacoast Banking (1)	1,058,196	19,376
			Signature Bank	158,035	12,704
Financials 15.4%
			South State	202,084	11,868
Banks 8.4%			Towne Bank	576,300	10,425
Atlantic Capital Bancshares (1)	473,982	5,626	Webster Financial	462,638	10,594
BankUnited	1,015,700	18,994	Western Alliance Bancorp	733,100	22,440
Bridge Bancorp	476,547	10,084			328,748

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Capital Markets 1.2%			Arcutis Biotherapeutics (1)	67,993	2,026
Cboe Global Markets	412,585	36,823	Argenx, ADR (1)	160,167	21,099
Conyers Park II Acquisition (1)	729,638	7,701	Ascendis Pharma, ADR (1)	339,786	38,263
StepStone Group, Class A,			Blueprint Medicines (1)	273,560	15,998
Acquisition Date: 8/19/19,			CRISPR Therapeutics (1)	33,613	1,426
Cost $3,895 (1)(2)(3)(4)	4,996	2,958	Enanta Pharmaceuticals (1)	24,600	1,265
		47,482	G1 Therapeutics (1)	146,320	1,612
Consumer Finance 0.9%			Global Blood Therapeutics (1)	477,426	24,392
Encore Capital Group (1)	547,310	12,796	Homology Medicines (1)	241,665	3,755
PRA Group (1)	588,221	16,306	IGM Biosciences (1)	103,892	5,834
SLM	1,073,300	7,717	Immunomedics (1)	399,300	5,383
		36,819	Insmed (1)	865,447	13,873
			Iovance Biotherapeutics (1)	77,200	2,311
Insurance 3.3%			Krystal Biotech (1)	52,648	2,277
Assurant	300,902	31,321	Momenta Pharmaceuticals (1)	513,571	13,969
Axis Capital Holdings	505,350	19,532	Orchard Therapeutics, ADR (1)	605,601	4,560
Hanover Insurance Group	233,400	21,141	Principia Biopharma (1)	158,913	9,436
ProSight Global (1)	165,922	1,618	PTC Therapeutics (1)	119,200	5,318
Safety Insurance Group	150,876	12,738	Radius Health (1)	943,933	12,271
Selective Insurance Group	655,700	32,588	Scholar Rock Holding (1)	162,329	1,966
State Auto Financial	335,323	9,319	Seattle Genetics (1)	130,284	15,032
		128,257	Tricida (1)	211,741	4,658
Thrifts & Mortgage Finance 1.6%			Ultragenyx Pharmaceutical (1)	285,286	12,675
Capitol Federal Financial	1,010,686	11,734	Xencor (1)	430,225	12,855
Essent Group	348,900	9,190			268,285
Meridian Bancorp	1,107,418	12,425	Health Care Equipment & Supplies 4.1%
PennyMac Financial Services	777,238	17,185	AtriCure (1)	298,400	10,023
Radian Group	713,600	9,241	Avanos Medical (1)	586,983	15,808
Sterling Bancorp	851,523	3,662	ICU Medical (1)	125,322	25,286
		63,437	iRhythm Technologies (1)	293,406	23,869
Total Financials		604,743	JAND, Class A, Acquisition Date:
Health Care 17.9%			3/9/18, Cost $3,072 (1)(2)(3)	195,430	3,549
			Nevro (1)	126,008	12,598
Biotechnology 6.8%			NuVasive (1)	230,000	11,652
ACADIA Pharmaceuticals (1)	144,038	6,086	Pax Labs, Class A, Acquisition
Acceleron Pharma (1)	168,400	15,134	Date: 4/18/19, Cost $7,145
Agios Pharmaceuticals (1)	155,827	5,529	(1)(2)(3)	1,897,440	3,595
Aimmune Therapeutics (1)	436,206	6,290	Penumbra (1)	55,700	8,986
Allogene Therapeutics (1)	80,888	1,572	Quidel (1)	472,825	46,247
Amarin, ADR (1)	355,000	1,420			161,613

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Health Care Providers & Services 3.6%			Teledyne Technologies (1)	161,413	47,983
Acadia Healthcare (1)	395,495	7,257			107,000
Alignment Healthcare Partners,			Airlines 0.3%
Acquisition Date: 2/28/20,			Alclear Holdings, Class B,
Cost $4,788 (1)(2)(3)	395,107	4,788	Acquisition Date: 3/6/18 -
Amedisys (1)	189,957	34,865	12/13/18, Cost $7,841
Cross Country Healthcare (1)	647,420	4,364	(1)(2)(3)(4)	52,226	10,435
Hanger (1)	1,076,611	16,773	Hawaiian Holdings	283,915	2,964
Molina Healthcare (1)	360,500	50,365			13,399
Oak Street Health, Acquisition			Building Products 0.8%
Date:3/5/20, Cost $3,067
(1)(2)(3)(4)	19,625	3,067	Gibraltar Industries (1)	583,724	25,054
Pennant Group (1)	321,165	4,548	PGT Innovations (1)	825,195	6,923
U. S. Physical Therapy	217,314	14,995			31,977
		141,022	Commercial Services & Supplies 1.7%
Health Care Technology 0.6%			Brink's	560,946	29,197
HMS Holdings (1)	712,200	17,997	Heritage-Crystal Clean (1)	466,900	7,583
Tabula Rasa HealthCare (1)	80,600	4,215	Rentokil Initial (GBP)	4,475,230	21,374
		22,212	Team(1)	739,900	4,809
			Tetra Tech	63,400	4,477
Life Sciences Tools & Services 0.7%
					67,440
Adaptive Biotechnologies (1)	180,376	5,011
Bruker	678,060	24,315	Construction & Engineering 0.2%
		29,326	Valmont Industries	81,619	8,650
Pharmaceuticals 2.1%					8,650
Cara Therapeutics (1)	231,348	3,056	Electrical Equipment 0.5%
Catalent (1)	755,888	39,268	AZZ	522,046	14,680
MyoKardia (1)	269,632	12,640	Thermon Group Holdings (1)	215,800	3,252
Odonate Therapeutics (1)	58,653	1,620			17,932
Reata Pharmaceuticals, Class A			Machinery 4.8%
(1)	103,937	15,002
			Barnes Group	37,600	1,573
TherapeuticsMD (1)	5,166,331	5,476
			Chart Industries (1)	314,627	9,118
Turning Point Therapeutics (1)	111,585	4,984
			ESCO Technologies	431,938	32,788
		82,046	Federal Signal	324,700	8,858
Total Health Care		704,504	Graco	441,500	21,514
Industrials & Business Services 14.2%			Helios Technologies	279,217	10,588
Aerospace & Defense 2.7%			Ingersoll Rand (1)	1,008,036	24,999
Aerojet Rocketdyne Holdings (1)	368,143	15,399	John Bean Technologies	440,133	32,689
BWX Technologies	464,335	22,618	Mueller Water Products, Class A	1,642,400	13,156
Cubic	508,351	21,000	REV Group	332,717	1,387

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Toro	489,200	31,842	Lattice Semiconductor (1)	2,491,997	44,407
		188,512	MKS Instruments	68,100	5,547
Marine 0.7%			Monolithic Power Systems	49,075	8,218
Matson	850,981	26,057	PDF Solutions (1)	677,514	7,941
			Semtech (1)	179,200	6,720
		26,057
					121,925
Road & Rail 1.5%
			Software 5.0%
Knight-Swift Transportation
Holdings	901,165	29,558	Avalara (1)	27,300	2,037
Landstar System	133,200	12,769	Ceridian HCM Holding (1)	571,975	28,639
Saia (1)	108,900	8,009	Checkr, Acquisition Date:
			6/29/18 - 12/2/19, Cost
Schneider National, Class B	436,517	8,442	$2,271 (1)(2)(3)	97,182	2,066
		58,778	Coupa Software (1)	109,137	15,250
Trading Companies & Distributors 1.0%			Descartes Systems Group (1)	945,400	32,512
SiteOne Landscape Supply (1)	552,742	40,693	Five9 (1)	339,711	25,974
		40,693	nCino, Acquisition Date:
			9/16/19, Cost $4,778 (1)(2)(3)	219,696	3,536
Total Industrials & Business Services		560,438	PagerDuty (1)	158,686	2,742
Information Technology 12.4%			Paycom Software (1)	106,788	21,572
Electronic Equipment, Instruments & Components 2.6%			Proofpoint (1)	253,700	26,027
Belden	80,600	2,908	SS&C Technologies Holdings	730,691	32,019
			Toast, Acquisition Date:
CTS	764,669	19,032	9/14/18, Cost $9 (1)(2)(3)	508	17
Littelfuse	127,300	16,984	Zendesk (1)	78,900	5,051
National Instruments	845,156	27,958
					197,442
Novanta (1)	435,799	34,812
			Total Information Technology		486,825
		101,694
			Materials 3.4%
IT Services 1.7%
Booz Allen Hamilton Holding	407,600	27,978	Chemicals 1.1%
Euronet Worldwide (1)	210,700	18,061	Element Solutions (1)	1,500,502	12,544
Evo Payments, Class A (1)	201,683	3,086	Minerals Technologies	365,500	13,253
Parsons (1)	242,163	7,739	Quaker Chemical	142,100	17,945
ServiceTitan, Acquisition Date:					43,742
11/9/18, Cost $235 (1)(2)(3)	8,945	176
StoneCo, Class A (1)	382,193	8,320	Containers & Packaging 0.2%
Tucows, Class A (1)	8,368	404	Reynolds Consumer Products	272,166	7,939
		65,764			7,939
Semiconductors & Semiconductor Equipment 3.1%			Metals & Mining 1.7%
Entegris	952,700	42,652	Alcoa(1)	918,600	5,658
Inphi (1)	81,339	6,440	Constellium (1)	1,389,900	7,241
			ERO Copper (CAD) (1)	1,192,400	8,956

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Franco-Nevada (CAD)	180,200	18,005	Southwest Gas Holdings	601,311	41,827
Haynes International	398,633	8,216			108,922
Northern Star Resources (AUD)	3,092,174	20,031	Independent Power & Renewable Electricity Producers 0.3%
		68,107	NextEra Energy Partners	307,000	13,201
Paper & Forest Products 0.4%					13,201
Stella-Jones (CAD)	435,900	9,497	Water Utilities 1.3%
West Fraser Timber (CAD)	326,400	6,225	California Water Service Group	335,300	16,872
		15,722	Middlesex Water	242,628	14,587
Total Materials		135,510	SJW Group	354,010	20,451
Real Estate 6.2%					51,910
Equity Real Estate Investment Trusts 5.2%			Total Utilities		216,318
Acadia Realty Trust, REIT	406,200	5,033	Total Miscellaneous Common Stocks 3.5% (5)		136,133
American Campus			Total Common Stocks
Communities, REIT	693,600	19,248	(Cost $3,670,255)		3,760,614
Community Healthcare Trust,
REIT	131,300	5,026	CONVERTIBLE PREFERRED STOCKS 1.9%
CubeSmart, REIT	629,300	16,859
EastGroup Properties, REIT	377,500	39,441	Consumer Discretionary 0.7%
First Industrial Realty Trust, REIT	324,609	10,787	Automobiles 0.2%
JBG SMITH Properties, REIT	967,699	30,802	Rivian Automotive, Series D,
Paramount Group, REIT	724,230	6,373	Acquisition Date: 12/23/19,
PS Business Parks, REIT	284,822	38,599	Cost $6,836 (1)(2)(3)	636,266	6,836
Regency Centers, REIT	163,735	6,292			6,836
Rexford Industrial Realty, REIT	660,600	27,091	Diversified Consumer Services 0.0%
		205,551	1stdibs. com, Series D,
			Acquisition Date: 2/7/19, Cost
Real Estate Management & Development 1.0%			$2,637 (1)(2)(3)	526,258	1,952
FirstService	502,154	38,726
					1,952
		38,726
Total Real Estate		244,277	Internet & Direct Marketing Retail 0.2%
			A Place for Rover, Series G,
Utilities 5.5%			Acquisition Date: 5/11/18,
			Cost $2,453 (1)(2)(3)	325,849	1,507
Electric Utilities 1.1%			Roofoods, Series F, Acquisition
PNM Resources	1,112,753	42,285	Date:9/12/17, Cost $8,854
		42,285	(1)(2)(3)	25,043	7,202
			Roofoods, Series G, Acquisition
Gas Utilities 2.8%			Date:5/16/19, Cost $339
Chesapeake Utilities	281,050	24,089	(1)(2)(3)	811	251
ONE Gas	514,300	43,006			8,960

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Specialty Retail 0.2%			Industrials & Business Services 0.2%
Vroom, Series F, Acquisition
Date:6/30/17, Cost $3,779			Road & Rail 0.2%
(1)(2)(3)	221,555	4,458	Convoy, Series C, Acquisition
Vroom, Series H, Acquisition			Date:9/14/18, Cost $3,999
Date:11/21/19, Cost $2,721			(1)(2)(3)	563,190	5,643
(1)(2)(3)	100,078	2,014	Convoy, Series D, Acquisition
			Date:10/30/19, Cost $5,376
		6,472	(1)(2)(3)	397,082	3,979

Textiles, Apparel & Luxury Goods 0.1%			Total Industrials & Business Services		9,622

Allbirds, Series A, Acquisition			Information Technology 0.7%
Date:10/10/18, Cost $950
(1)(2)(3)	86,665	826	IT Services 0.0%
Allbirds, Series B, Acquisition			ServiceTitan, Series A-1,
Date:10/10/18, Cost $167			Acquisition Date: 11/9/18,
(1)(2)(3)	15,225	145	Cost $5 (1)(2)(3)	185	3
Allbirds, Series C, Acquisition			ServiceTitan, Series D,
Date:10/9/18, Cost $1,596			Acquisition Date: 11/9/18,
(1)(2)(3)	145,515	1,388	Cost $2,387 (1)(2)(3)	90,775	1,787
Allbirds, Series Seed,
Acquisition Date: 10/10/18,					1,790
Cost $511 (1)(2)(3)	46,565	444	Software 0.7%

		2,803	Checkr, Series C, Acquisition
			Date:4/10/18, Cost $1,791
Total Consumer Discretionary		27,023	(1)(2)(3)	131,220	2,937
Consumer Staples 0.1%			Checkr, Series D, Acquisition
			Date:9/6/19, Cost $6,330
Food Products 0.1%			(1)(2)(3)	209,265	4,684
Farmers Business Network,			Haul Hub, Series B, Acquisition
Series D, Acquisition Date:			Date:2/14/20, Cost $1,635
11/3/17, Cost $6,275 (1)(2)(3)	339,830	5,861	(1)(2)(3)	112,136	1,210

Total Consumer Staples		5,861	Plex Systems Holdings, Series
			B, Acquisition Date: 6/9/14,
Health Care 0.2%			Cost $1,713 (1)(2)(3)	746,493	1,608

Biotechnology 0.1%			Seismic Software, Series E,
			Acquisition Date: 12/13/18,
Generation Bio, Series C,			Cost $3,462 (1)(2)(3)	109,829	2,878
Acquisition Date: 1/9/20, Cost			Toast, Series B, Acquisition
$2,204 (1)(2)(3)	394,149	1,631	Date:9/14/18, Cost $79
		1,631	(1)(2)(3)	4,568	154

Health Care Equipment & Supplies 0.1%			Toast, Series D, Acquisition
			Date:6/27/18, Cost $5,630
JAND, Series E, Acquisition			(1)(2)(3)	325,293	10,940
Date: 3/9/18, Cost $3,789
(1)(2)(3)	241,083	4,378

		4,378
Total Health Care		6,009

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Toast, Series F, Acquisition			SHORT-TERM INVESTMENTS 2.4%
Date:2/14/20, Cost $1,396
(1)(2)(3)	30,724	1,033	Money Market Funds 2.4%
		25,444	T. Rowe Price Government Reserve
			Fund, 0.95% (6)(7)	95,358,475	95,359
Total Information Technology		27,234
			Total Short-Term Investments
Total Convertible Preferred Stocks			(Cost $95,359)		95,359
(Cost $76,915)		75,749

			Total Investments in Securities 99.9%

			(Cost $3,842,529)		$3,931,722
			Other Assets Less Liabilities 0.1%		4,829
			Net Assets 100%		$3,936,551

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $125,850 and represents 3.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$338+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$94,383	¤	¤	$95,359^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $338 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $95,359.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,597,502	$ 113,011	$ 50,101	$ 3,760,614
Convertible Preferred Stocks	—	—	75,749	75,749
Short-Term Investments	95,359	—	—	95,359
Total	$3,692,861	$ 113,011	$ 125,850	$ 3,931,722

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(30,264,000) for the period ended March 31, 2020.

($000s)
	Beginning	Gain (Loss)			Ending
	Balance	During	Total		Balance
	1/1/20	Period	Purchases	Total Sales	3/31/20
Investment in Securities
Common Stocks	$55,832	$(13,500)	$7,855	$(86)	$50,101
Convertible Preferred
Stocks	87,278	(16,764)	5,235	–	75,749

Total	$143,110	$(30,264)	$13,090	$(86)	$125,850

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund's Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair value, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Investments in Securities	Market Value	Valuation Technique(s)	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	(000s)	+		Input(s)	Input(s) *	from an Increase in
						Input**
Common Stocks	$50,101	Recent comparable	-#	-#	-#	-#
		transaction price(s)
			Market performance adjustment	14% - 26%	23%	Decrease
		Expected present value	Discount Rate for Cost of Equity	23%	23%	Decrease
		Market comparable	Enterprise Value to Sales Multiple	3.9x - 14.5x	7.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Gross Profit Growth Rate	34%	34%	Increase
			Sales Growth Rate	35% - 70%	57%	Increase
			Enterprise Value to Gross Profit Multiple	7.8x - 18.4x	18.1x	Increase
			Enterprise Value to EBITDA Multiple	7.9x	7.9x	Increase
			Projected Enterprise Value to EBITDA	10.4x	10.4x	Increase
			Multiple
			Market performance adjustment	14% - 26%	17%	Decrease

		Options pricing model	Discount for lack of marketability	10%	10%	Decrease
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Market performance adjustment	26%	26%	Decrease

Convertible Preferred Stocks	$75,749	Recent comparable	-#	-#	-#	-#
		transaction price(s)
			Market performance adjustment	17% - 26%	26%	Decrease

		Market Comparable	Sales Growth Rate	12% - 70%	35%	Increase
			Enterprise Value to Sales Multiple	2.8x - 14.5x	7.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Enterprise Value to Gross Profit Multiple	5.2x - 16.6x	10.6x	Increase
			Gross Profit Growth Rate	15% - 40%	32%	Increase
			Market performance adjustment	17% - 26%	25%	Decrease

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
*Unobservable inputs were weighted by the relative fair value of the instruments.
**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.